Notes to Schedule of Investments

December 31, 2021 (Unaudited)

Intrepid Capital Management Funds Trust

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”). The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Investment Companies.

Valuation of Securities

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

•	Level 1 - Quoted prices in active markets for identical securities.

•	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Equity investments, including common stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds, real estate investments trusts and certain preferred securities, which are traded on an exchange (other than The NASDAQ OMX Group, Inc., referred to as “NASDAQ”) are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market, are valued at the NASDAQ Official Closing Price. If there are no sales on a given day for securities traded on an exchange, the latest mean quotation will be used. If there is no Nasdaq Official Closing Price for a Nasdaq-listed security or sale price available for an over-the-counter security, the latest mean quotations from Nasdaq will be used. When using the market quotations or closing price provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. When using the latest mean quotation, the security will be classified as Level 2.

Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, convertible bonds, senior loans, and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. Amortized cost will not be used if it does not approximate fair value, due to credit or other impairments of the issuer. These securities will generally be classified as Level 2 securities.

Options can diverge from the prices of their underlying instruments. These are valued at the composite last price reported by the exchange on which the options are primarily traded on the day of the valuation and are classified as Level 1. If there is no composite last price on a given day the latest mean will be used. When using the latest mean quotation, these contracts are classified as Level 2.

Forward currency contracts derive their value from the underlying currency prices. These are valued by a pricing service using pricing models. The models use inputs that are observed from active markets, such as exchange rates. These contracts are classified as Level 2.

Futures contracts are valued at the last sale price at the close of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and asked prices as of the close of such exchange or board of trade. When using the market quotations and when the market is considered active, the contract will be classified as Level 1.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 3 assets.

The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

As of December 31, 2021, the Funds’ assets and liabilities carried at fair value were classified as follows:

Description Intrepid Capital Fund	Level 1	Level 2	Level 3	Total
Assets
Total Bank Loans*
Health Care	$—	$2,000,000	$1,970,000	$3,970,000

Total Bank Loans	—	2,000,000	1,970,000	3,970,000
Total Common Stocks*	35,508,894	—	—	35,508,894
Total Real Estate Investment Trust (REIT)*	1,267,029	—	—	1,267,029
Total Convertible Bonds*	—	2,702,806	—	2,702,806
Total Corporate Bonds*
Consumer Services	—	1,625,414	—	1,625,414
Energy	—	1,582,500	—	1,582,500
Food, Beverage & Tobacco	—	565,991	—	565,991
Industrials	—	1,162,053	—	1,162,053
Pharmaceuticals, Biotechnology & Life Sciences	1,070,000	2,142,231	—	3,212,231
Retailing	—	655,000	—	655,000

Total Corporate Bonds	1,070,000	7,733,189	—	8,803,189
Total Warrants*
Health Care	2,500	73	—	2,573

Total Warrants	2,500	73	—	2,573
Money Market Fund*	2,239,604	—	—	2,239,604

Total Assets	$40,088,027	$10,436,068	$1,970,000	$52,494,095

Intrepid Endurance Fund	Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*	$69,580,788	$—	$—	$69,580,788
Total Exchange Traded Fund*	1,920,050	—	—	1,920,050
Total Real Estate Investment Trust (REIT)*	2,279,447	—	—	2,279,447
Unrealized Appreciation on Forward Currency Contract	—	31,336	—	31,336

Total Assets	$73,780,285	$31,336	$—	$73,811,621

Intrepid Income Fund	Level 1	Level 2	Level 3	Total
Assets
Total Bank Loans*
Consumer Services	$5,225,000	$31,852,500	$10,297,500	$47,375,000

Total Bank Loans	5,225,000	31,852,500	10,297,500	47,375,000
Total Convertible Bonds*	—	62,497,660	—	62,497,660
Total Convertible Preferred Stock*	—	10,817,260	—	10,817,260
Total Corporate Bonds*
Consumer Durables & Apparel	—	11,529,057	—	11,529,057
Consumer Services	—	2,240,961	—	2,240,961
Diversified Financials	—	9,904,607	—	9,904,607
Energy	—	28,589,134	—	28,589,134
Food, Beverage & Tobacco	—	12,971,629	—	12,971,629
Media & Entertainment	—	8,299,740	—	8,299,740
Merchant Wholesalers, Nondurable Goods	—	3,554,198	—	3,554,198
Pharmaceuticals, Biotechnology & Life Sciences	9,630,000	33,922,124	—	43,552,124
Pipeline Transportation	—	16,222,706	—	16,222,706
Rental and Leasing Services	—	9,227,813	—	9,227,813
Retailing	—	4,009,724	—	4,009,724
Securities, Commodity Contracts, and Other Financial Investments and Related Activities	—	6,197,111	—	6,197,111
Software & Services	—	16,693,642	—	16,693,642
Telecommunication Services	—	10,533,485	—	10,533,485

Total Corporate Bonds	9,630,000	173,895,931	—	183,525,931
Total Warrants*
Consumer Services	9,110	660	—	9,770

Total Warrants	9,110	660	—	9,770
Money Market Fund*	2,012,712	—	—	2,012,712

Total Assets	$16,876,822	$279,064,011	$10,297,500	$306,238,333

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period.

	Intrepid Capital Fund	Intrepid Income Fund
Beginning Balance - October 1, 2021	$1,970,000	$5,417,500
Purchases	—	4,880,000
Sales	—	—
Realized gains	—	—
Realized losses	—	—
Change in unrealized appreciation	—	—
Net Transfers Into Level 3	—	—

Ending Balance - December 31, 2021	$1,970,000	$10,297,500

As of December 31, 2021, there was no change in unrealized appreciation on the positions still held in the Intrepid Capital, and Income Funds.